DEBT (Details Narrative)																			1 Months Ended			2 Months Ended		6 Months Ended
	Dec. 21, 2022 USD ($)	Jun. 21, 2022 USD ($)	Mar. 14, 2022 USD ($)	Feb. 11, 2022 USD ($)	Feb. 10, 2022 USD ($)	Jan. 17, 2022 USD ($)	Jan. 10, 2022 USD ($)	Jan. 10, 2022 USD ($)	Jun. 21, 2021 USD ($)	Jun. 20, 2021 USD ($)	Mar. 02, 2021 USD ($)	Jan. 12, 2021 USD ($)	Dec. 15, 2020 USD ($)	Nov. 04, 2020 USD ($)	Oct. 22, 2020 USD ($)	Apr. 03, 2020 USD ($)	Jan. 19, 2020 USD ($)	Jun. 26, 2017 USD ($)	Mar. 31, 2022 USD ($)	Mar. 31, 2022 CNY (¥)	Apr. 16, 2020 USD ($)	Jul. 07, 2021 USD ($)	Jul. 07, 2021 USD ($)	Mar. 31, 2022 USD ($)	Mar. 31, 2022 CNY (¥)	Mar. 31, 2021 USD ($)	Mar. 31, 2022 CNY (¥)	Mar. 14, 2022 CNY (¥)	Feb. 11, 2022 CNY (¥)	Feb. 10, 2022 CNY (¥)	Jan. 17, 2022 CNY (¥)	Jan. 10, 2022 CNY (¥)	Dec. 06, 2021 USD ($)	Dec. 06, 2021 CNY (¥)	Sep. 30, 2021 USD ($)	Aug. 05, 2021 USD ($)	Aug. 05, 2021 CNY (¥)	Jul. 07, 2021 CNY (¥)	Jun. 20, 2021 CNY (¥)	Mar. 02, 2021 CNY (¥)	Jan. 12, 2021 CNY (¥)	Dec. 15, 2020 CNY (¥)	Dec. 10, 2020 USD ($)	Dec. 10, 2020 CNY (¥)	Nov. 04, 2020 CNY (¥)	Oct. 22, 2020 CNY (¥)	Apr. 16, 2020 CNY (¥)	Apr. 03, 2020 CNY (¥)	Jan. 19, 2020 CNY (¥)	Jun. 26, 2017 CNY (¥)
Short-Term Debt [Line Items]
Short-term bank loans																			$ 1,615,503					$ 1,615,503											$ 41,381
Line of credit maximum borrowing capacity																			4,400,000					4,400,000			¥ 28,000,000									$ 4,400,000	¥ 28,000,000
Long term borrowings																			2,925,677					2,925,677											2,621,537
Interest expenses																								277,764		$ 197,168
Huaxia Bank [Member]
Short-Term Debt [Line Items]
Debt maturity date																					Apr. 16, 2023
Interest rate																6.60%																																6.60%
Line of credit maximum borrowing capacity																$ 2,400,000																																¥ 15,000,000
Long term borrowings																			693,667					693,667											743,264
Debt, repayment																								78,826	¥ 5,000,000
Debt, repayment | ¥																									¥ 500,000
Debt, repayment																			614,841					614,841			3,900,000
Qishang Bank [Member]
Short-Term Debt [Line Items]
Long term borrowings																			315,303					315,303											387,117
We Bank Co Ltd [Member]
Short-Term Debt [Line Items]
Long term borrowings																			415,675					415,675											156,377
Xian Xinchang Micro Lending Co Ltd [Member]
Short-Term Debt [Line Items]
Short-term bank loans																																			12,904
China Construction Bank [Member]
Short-Term Debt [Line Items]
Short-term bank loans																			38,987					38,987											$ 28,477
Spd Bank [Member]
Short-Term Debt [Line Items]
Debt maturity date								Jan. 10, 2023
Line of credit maximum borrowing capacity							$ 1,600,000	$ 1,600,000											800,000					800,000			5,000,000					¥ 10,000,000	$ 2,500,000	¥ 15,000,000
Line of credit interest rate							5.00%	5.00%																								5.00%
App-Chem Health [Member]
Short-Term Debt [Line Items]
Ownership interest percentage							100.00%
Huaxia Bank [Member] | One Year With 9% [Member]
Short-Term Debt [Line Items]
Line of credit maximum borrowing capacity																$ 500,000																																¥ 3,000,000
Line of credit interest rate																9.00%																																9.00%
Period of line of credit																1 year
Huaxia Bank [Member] | Three Year With 6.6% [Member]
Short-Term Debt [Line Items]
Line of credit maximum borrowing capacity																$ 1,900,000																																¥ 12,000,000
Line of credit interest rate																6.60%																																6.60%
Period of line of credit																3 years
Loan Agreement [Member] | Huaxia Bank [Member]
Short-Term Debt [Line Items]
Debt maturity date, description																					as working capital for three years, with the interest rate of 6.6% per annum and maturity date on April 16, 2023		May 14, 2023 and July 8, 2023
Line of credit maximum borrowing capacity																						$ 500,000	$ 500,000															¥ 3,000,000
Line of credit interest rate																						8.50%	8.50%															8.50%
Long term borrowings																			94,591		$ 300,000			94,591			600,000																				¥ 2,000,000.0
Period of line of credit																						2 years
Loan Agreement [Member] | Qishang Bank [Member]
Short-Term Debt [Line Items]
Debt maturity date, description													as working capital for three years, with maturity date on December 13, 2023
Interest rate													6.65%																													6.65%
Line of credit maximum borrowing capacity																			1,500,000					1,500,000			10,000,000.0
Long term borrowings													$ 500,000						157,652					157,652			1,000,000.0															¥ 3,000,000.0	$ 2,000,000.0	¥ 13,000,000
Debt, repayment									$ 78,826										157,652	¥ 1,000,000.0
Debt, repayment									$ 500,000
Debt, repayment | ¥																											1,000,000.0
Outstanding balance																			315,303					315,303			2,000,000.0
Loan Agreement [Member] | Qishang Bank [Member] | Subsequent Event [Member]
Short-Term Debt [Line Items]
Debt, repayment		$ 78,826
Debt, repayment	$ 500,000
Loan Agreement [Member] | We Bank Co Ltd [Member]
Short-Term Debt [Line Items]
Debt maturity date			Mar. 20, 2024							Jun. 20, 2023	Feb. 20, 2024
Interest rate			15.39%							14.40%	16.20%																	15.39%											14.40%	16.20%
Long term borrowings			$ 18,918							$ 69,817	$ 151,083								65,313					65,313			414,286	¥ 120,000											¥ 442,857	¥ 1,000,000.0
Loan Agreement [Member] | Xian High Tech Emerging Industry Investment Fund Partnership [Member]
Short-Term Debt [Line Items]
Debt maturity date, description																		as working capital for three years, with maturity date on June 25, 2020
Debt maturity date																		Jun. 25, 2020
Interest rate																		3.80%																																3.80%
Long term borrowings																		$ 1,300,000																																¥ 8,000,000.0
Debt Instrument, Description																		The Company has negotiated with the Lender to extend the loan repayment date to December 25, 2022 in accordance with a COVID-19 relief notice issued by local government, with adjusted interest rate of 4.75% per annum during the period from June 26, 2020 to June 25, 2021, and 5.225% per annum during the period from June 26, 2021 to December 25, 2022.
Loan Agreement [Member] | We Bank Co Ltd [Member]
Short-Term Debt [Line Items]
Debt maturity date, description					as working capital for two years, with maturity date on February 12, 2024										October 12, 2022		as working capital for 27 months, with maturity date on April 12, 2022
Debt maturity date				Feb. 12, 2024	Feb. 12, 2024												Apr. 12, 2022
Interest rate				12.60%	8.10%										14.40%		18.00%												12.60%	8.10%																14.40%			18.00%
Long term borrowings				$ 120,866	$ 294,809										$ 142,827		$ 13,549		$ 203,446					$ 203,446			¥ 1,290,476		¥ 766,667	¥ 1,870,000																¥ 922,381			¥ 87,500
Loan Agreement [Member] | Xian Xinchang Micro Lending Co Ltd [Member]
Short-Term Debt [Line Items]
Short-term bank loans														$ 154,847																															¥ 1,000,000.0
Debt maturity date, description														as working capital for one year, with maturity date on November 3, 2021
Debt maturity date														Nov. 03, 2021
Interest rate														15.12%																															15.12%
Loan Agreement [Member] | China Construction Bank [Member]
Short-Term Debt [Line Items]
Short-term bank loans						$ 38,987						$ 28,477																			¥ 247,300										¥ 183,903
Debt maturity date, description						as working capital for one year, with maturity date on January 17, 2023						as working capital for one year, with maturity date on January 12, 2022
Debt maturity date						Jan. 17, 2023						Jan. 12, 2022
Interest rate						3.91%						3.85%																			3.91%										3.85%